CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Statement Of Income And Comprehensive Income [Abstract]
Foreign currency translation adjustments, tax	$ 0	$ 0	$ 0